Nature of Business and Organization (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2009	Oct. 31, 2012
Nature of Business and Organization (Textual)
Share issued to the shareholders of BioLabs under share exchange transaction	44,861,023
Percentage of shareholders of BioLabs' not participated in exchange of shares in the reverse acquisition with the company		14.00%